Shareholder's Interest (Schedule Of Stock Options Outstanding) (Detail) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Outstanding	5 years 6 months
Exercisable	4 years 10 months 24 days
Expected to vest	6 years 2 months 12 days
CCOH [Member]
Outstanding beginning	8,381
Granted	517
Exercised	(1,088)
Forfeited	(226)
Expired	(675)
Outstanding, ending	6,909
Exercisable	4,264
Expected to vest	2,514
Outstanding, beginning	9.22
Granted	7.78
Exercised	3.89
Forfeited	7.11
Expired	13.58
Outstanding, ending	9.60
Exercisable	10.90
Expected to vest	7.49
Outstanding	5 years 10 months 24 days
Exercisable	4 years 8 months 12 days
Expected to vest	7 years 10 months 24 days
Outstanding	15,545
Exercisable	8,581
Expected to vest	6,660
Parent Company [Member]
Outstanding beginning	2,792
Granted	0
Exercised	0
Forfeited	(63)
Expired	(220)
Outstanding, ending	2,509
Exercisable	1,423
Expected to vest	1,062
Outstanding, beginning	30.82
Granted	0
Exercised	0
Forfeited	10.00
Expired	10.63
Outstanding, ending	33.11
Exercisable	32.03
Expected to vest	35.08
Outstanding	0
Exercisable	0
Expected to vest	0